UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 12/31/2026

Date of reporting period: 6/30/2026

Item 1. Reports to Stockholders.

(a)

Kensington Active Advantage Fund
Institutional Class | KADIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Kensington Active Advantage Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/active-advantage-fund/#overview. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$70	1.35%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$73,675,201
Number of Holdings	18
Portfolio Turnover	40%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Exchange Traded Funds	70.4%
Open-End Funds	19.5%
Futures Contracts	-0.1%
Cash & Other	10.2%

Top 10 Issuers	(%)
Vanguard Total Stock Market ETF	19.4%
Janus Henderson AAA CLO ETF	12.5%
Manning & Napier High Yield Bond Series	10.7%
Victory Pioneer Strategic Income Fund	8.8%
iShares Core High Dividend ETF	7.0%
BNY Mellon Global Infrastructure Income ETF	5.8%
iShares Systematic Alternatives Active ETF	4.6%
iShares J.P. Morgan EM High Yield Bond ETF	4.5%
Simplify US Equity PLUS Managed Futures Strategy ETF	3.6%
iShares Broad USD High Yield Corporate Bond ETF	3.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/solutions/active-advantage-fund/#overview.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Active Advantage Fund	PAGE 1	TSR-SAR-56167N399

Kensington Credit Opportunities ETF
TF | KAMO
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Kensington Credit Opportunities ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/etfs-kamo/. You can also request this information by contacting us at 866-303-8623.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kensington Credit Opportunities ETF	$43	0.86%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$98,474,757
Number of Holdings	7
Portfolio Turnover	111%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Exchange Traded Funds	99.9%
Cash & Other	0.1%

Top 10 Issuers	(%)
Vanguard Short-Term Treasury ETF	30.2%
Vanguard Intermediate-Term Treasury ETF	26.1%
Janus Henderson AAA CLO ETF	22.6%
PGIM Ultra Short Bond ETF	16.3%
Vanguard Long-Term Treasury ETF	4.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/solutions/etfs-kamo/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Credit Opportunities ETF	PAGE 1	TSR-SAR-56167R820

Kensington Defender Fund
Class R | DFNRX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Kensington Defender Fund for the period of January 26, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/defender-fund/. You can also request this information by contacting us at 866-303-8623.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$97	2.23%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$104,878,496
Number of Holdings	19
Portfolio Turnover	127%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Exchange Traded Funds	49.3%
Common Stocks	4.3%
Purchased Options	0.5%
Written Options	-0.4%
Cash & Other	46.3%

Top 10 Issuers	(%)
Vanguard S&P 500 ETF	16.3%
State Street SPDR Portfolio Emerging Markets ETF	6.1%
State Street SPDR Portfolio S&P 600 Small Cap ETF	6.1%
Franklin FTSE Japan ETF	6.0%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	5.9%
Invesco QQQ Trust Series 1	5.7%
Galaxy Plus Fund Cane	4.3%
abrdn Physical Gold Shares ETF	3.1%
S&P 500 Index	0.1%
MANAGED DISTRIBUTIONS
The Fund’s distribution policy allocates a set 4% per annum of the Fund’s net asset value to shareholders, payable on a monthly basis. As of the period ended June 30, 2026, approximately 0% of the Fund’s distributions were considered net investment income and the remaining approximate 100% of the distributions were considered return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/solutions/defender-fund/.
Kensington Defender Fund	PAGE 1	TSR-SAR-56167R812

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Defender Fund	PAGE 2	TSR-SAR-56167R812

Kensington Defender Fund
Institutional Class | DFNDX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Kensington Defender Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/defender-fund/. You can also request this information by contacting us at 866-303-8623.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$81	1.55%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$104,878,496
Number of Holdings	19
Portfolio Turnover	127%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Exchange Traded Funds	49.3%
Common Stocks	4.3%
Purchased Options	0.5%
Written Options	-0.4%
Cash & Other	46.3%

Top 10 Issuers	(%)
Vanguard S&P 500 ETF	16.3%
State Street SPDR Portfolio Emerging Markets ETF	6.1%
State Street SPDR Portfolio S&P 600 Small Cap ETF	6.1%
Franklin FTSE Japan ETF	6.0%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	5.9%
Invesco QQQ Trust Series 1	5.7%
Galaxy Plus Fund Cane	4.3%
abrdn Physical Gold Shares ETF	3.1%
S&P 500 Index	0.1%
MANAGED DISTRIBUTIONS
The Fund’s distribution policy allocates a set 4% per annum of the Fund’s net asset value to shareholders, payable on a monthly basis. As of the period ended June 30, 2026, approximately 0% of the Fund’s distributions were considered net investment income and the remaining approximate 100% of the distributions were considered return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/solutions/defender-fund/.
Kensington Defender Fund	PAGE 1	TSR-SAR-56167N233

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Defender Fund	PAGE 2	TSR-SAR-56167N233

Kensington Dynamic Allocation Fund
Class A | KAGAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Kensington Dynamic Allocation Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview. You can also request this information by contacting us at 866-303-8623.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$84	1.58%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,852,206,501
Number of Holdings	12
Portfolio Turnover	89%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Exchange Traded Funds	50.9%
Cash & Other	49.1%

Top 10 Issuers	(%)
Vanguard Ultra Short Bond ETF	11.1%
PGIM Ultra Short Bond ETF	10.9%
JPMorgan Ultra-Short Income ETF	7.4%
iShares Floating Rate Bond ETF	5.8%
Janus Henderson Short Duration Income ETF	5.4%
VanEck IG Floating Rate ETF	4.6%
Goldman Sachs Ultra Short Bond ETF	2.5%
AB Ultra Short Income ETF	2.4%
BNY Mellon Ultra Short Income ETF	0.4%
Capital Group Ultra Short Income ETF	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Dynamic Allocation Fund	PAGE 1	TSR-SAR-56167N290

Kensington Dynamic Allocation Fund
Class C | KAGCX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Kensington Dynamic Allocation Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview. You can also request this information by contacting us at 866-303-8623.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$123	2.33%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,852,206,501
Number of Holdings	12
Portfolio Turnover	89%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Exchange Traded Funds	50.9%
Cash & Other	49.1%

Top 10 Issuers	(%)
Vanguard Ultra Short Bond ETF	11.1%
PGIM Ultra Short Bond ETF	10.9%
JPMorgan Ultra-Short Income ETF	7.4%
iShares Floating Rate Bond ETF	5.8%
Janus Henderson Short Duration Income ETF	5.4%
VanEck IG Floating Rate ETF	4.6%
Goldman Sachs Ultra Short Bond ETF	2.5%
AB Ultra Short Income ETF	2.4%
BNY Mellon Ultra Short Income ETF	0.4%
Capital Group Ultra Short Income ETF	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Dynamic Allocation Fund	PAGE 1	TSR-SAR-56167N282

Kensington Dynamic Allocation Fund
Institutional Class | KAGIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Kensington Dynamic Allocation Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview. You can also request this information by contacting us at 866-303-8623.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$70	1.33%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,852,206,501
Number of Holdings	12
Portfolio Turnover	89%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Exchange Traded Funds	50.9%
Cash & Other	49.1%

Top 10 Issuers	(%)
Vanguard Ultra Short Bond ETF	11.1%
PGIM Ultra Short Bond ETF	10.9%
JPMorgan Ultra-Short Income ETF	7.4%
iShares Floating Rate Bond ETF	5.8%
Janus Henderson Short Duration Income ETF	5.4%
VanEck IG Floating Rate ETF	4.6%
Goldman Sachs Ultra Short Bond ETF	2.5%
AB Ultra Short Income ETF	2.4%
BNY Mellon Ultra Short Income ETF	0.4%
Capital Group Ultra Short Income ETF	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Dynamic Allocation Fund	PAGE 1	TSR-SAR-56167N274

Kensington Hedged Premium Income ETF
KHPI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc. )
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Kensington Hedged Premium Income ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/etfs-khpi/. You can also request this information by contacting us at 866-303-8623.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kensington Hedged Premium Income ETF	$48	0.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$401,464,404
Number of Holdings	5
Portfolio Turnover	6%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Exchange Traded Funds	100.1%
Purchased Options	1.3%
Written Options	-1.4%

Top 10 Issuers	(%)
Vanguard S&P 500 ETF	100.1%
S&P 500 Index	-0.1%
MANAGED DISTRIBUTIONS
The Fund’s distribution policy allocates a set 9% per annum of the Fund’s net asset value to shareholders, payable on a monthly basis. As of the period ended June 30, 2026, approximately 4% of the Fund’s distributions were considered net investment income and the remaining approximate 96% of the distributions were considered return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/solutions/etfs-khpi/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Hedged Premium Income ETF	PAGE 1	TSR-SAR-56167N183

Kensington Managed Income Fund
Class A | KAMAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/#overview. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$80	1.60%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$729,675,924
Number of Holdings	16
Portfolio Turnover	7%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Open-End Funds	59.3%
Exchange Traded Funds	40.5%
Cash & Other	0.2%

Top 10 Issuers	(%)
American High-Income Trust	20.9%
State Street SPDR Portfolio High Yield Bond ETF	11.1%
iShares Broad USD High Yield Corporate Bond ETF	10.5%
Manning & Napier High Yield Bond Series	8.9%
Fidelity Capital & Income Fund	7.9%
BlackRock High Yield Portfolio	7.0%
Xtrackers USD High Yield Corporate Bond ETF	6.4%
PIMCO Multisector Bond Active ETF	6.3%
MML Barings High Yield Fund	5.8%
VanEck Fallen Angel High Yield Bond ETF	5.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/#overview.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Managed Income Fund	PAGE 1	TSR-SAR-56167N332

Kensington Managed Income Fund
Class C | KAMCX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/#overview. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$117	2.35%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$729,675,924
Number of Holdings	16
Portfolio Turnover	7%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Open-End Funds	59.3%
Exchange Traded Funds	40.5%
Cash & Other	0.2%

Top 10 Issuers	(%)
American High-Income Trust	20.9%
State Street SPDR Portfolio High Yield Bond ETF	11.1%
iShares Broad USD High Yield Corporate Bond ETF	10.5%
Manning & Napier High Yield Bond Series	8.9%
Fidelity Capital & Income Fund	7.9%
BlackRock High Yield Portfolio	7.0%
Xtrackers USD High Yield Corporate Bond ETF	6.4%
PIMCO Multisector Bond Active ETF	6.3%
MML Barings High Yield Fund	5.8%
VanEck Fallen Angel High Yield Bond ETF	5.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/#overview.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Managed Income Fund	PAGE 1	TSR-SAR-56167N316

Kensington Managed Income Fund
Institutional Class | KAMIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/#overview. You can also request this information by contacting us at 866-303-8623.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$68	1.35%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$729,675,924
Number of Holdings	16
Portfolio Turnover	7%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Open-End Funds	59.3%
Exchange Traded Funds	40.5%
Cash & Other	0.2%

Top 10 Issuers	(%)
American High-Income Trust	20.9%
State Street SPDR Portfolio High Yield Bond ETF	11.1%
iShares Broad USD High Yield Corporate Bond ETF	10.5%
Manning & Napier High Yield Bond Series	8.9%
Fidelity Capital & Income Fund	7.9%
BlackRock High Yield Portfolio	7.0%
Xtrackers USD High Yield Corporate Bond ETF	6.4%
PIMCO Multisector Bond Active ETF	6.3%
MML Barings High Yield Fund	5.8%
VanEck Fallen Angel High Yield Bond ETF	5.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/#overview.
Kensington Managed Income Fund	PAGE 1	TSR-SAR-56167N324

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Managed Income Fund	PAGE 2	TSR-SAR-56167N324

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Kensington Funds
Kensington Active Advantage Fund
Kensington Credit Opportunities ETF
Kensington Defender Fund
Kensington Dynamic Allocation Fund
Kensington Hedged Premium Income ETF
Kensington Managed Income Fund
Core Financial Statements
June 30, 2026

Kensington Active Advantage Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 70.4%
BNY Mellon Global Infrastructure Income ETF(a)	94,680	$4,257,760
Freedom 100 Emerging Markets ETF(a)	33,316	2,428,736
Invesco S&P International Developed Momentum ETF(a)	32,771	1,975,764
iShares Broad USD High Yield Corporate Bond ETF(a)	67,167	2,486,522
iShares Core High Dividend ETF(a)	188,695	5,172,130
iShares J.P. Morgan EM High Yield Bond ETF	81,603	3,318,386
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	16,462	1,587,595
iShares Systematic Alternatives Active ETF	120,000	3,366,000
Janus Henderson AAA CLO ETF	182,986	9,238,963
John Hancock High Yield ETF	25,281	646,258
Pimco Senior Loan Active Exchange-Traded Fund	9,509	468,889
Simplify US Equity PLUS Managed Futures Strategy ETF(a)	100,000	2,641,000
Vanguard Total Stock Market ETF	38,539	14,260,972
TOTAL EXCHANGE TRADED FUNDS (Cost $49,071,684)		51,848,975
OPEN-END FUNDS - 19.5%
Manning & Napier High Yield Bond Series - Class Z	814,618	7,893,648
Victory Pioneer Strategic Income Fund - Class K	662,589	6,466,870
TOTAL OPEN-END FUNDS (Cost $14,319,532)		14,360,518
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.5%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(b)	11,455,713	11,455,713
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,455,713)		11,455,713
TOTAL INVESTMENTS - 105.4% (Cost $74,846,929)		$77,665,206
Money Market Deposit Account - 1.0%(c)		755,882
Liabilities in Excess of Other Assets - (6.4)%		(4,745,887)
TOTAL NET ASSETS - 100.0%		$73,675,201

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $11,204,722.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

1

Kensington Active Advantage Fund
Schedule of Futures Contracts
June 30, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Nasdaq 100 Index	14	09/18/2026	$ 8,546,580	$(96,959)
S&P 500 Index	4	09/18/2026	1,509,650	(3,310)
Net Unrealized Appreciation (Depreciation)				$ (100,269)

The accompanying notes are an integral part of these financial statements.

2

Kensington Credit Opportunities ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.9%
iShares Broad USD High Yield Corporate Bond ETF(a)	83	$3,073
Janus Henderson AAA CLO ETF(a)	440,484	22,240,037
PGIM Ultra Short Bond ETF	324,655	16,086,655
Vanguard Intermediate-Term Treasury ETF(a)(b)	435,894	25,709,028
Vanguard Long-Term Treasury ETF(a)	83,744	4,620,994
Vanguard Short-Term Treasury ETF(a)(b)	511,014	29,741,015
TOTAL EXCHANGE TRADED FUNDS (Cost $99,012,423)		98,400,802
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 32.8%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(c)	32,254,441	32,254,441
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $32,254,441)		32,254,441
TOTAL INVESTMENTS - 132.7% (Cost $131,266,864)		$130,655,243
Money Market Deposit Account - 0.0%(d)(e)		23,720
Liabilities in Excess of Other Assets - (32.7)%		(32,204,206)
TOTAL NET ASSETS - 100.0%		$98,474,757

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $31,509,931.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

KENSINGTON DEFENDER FUND (CONSOLIDATED)
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 49.3%
abrdn Physical Gold Shares ETF(a)(f)	86,301	$3,299,287
Franklin FTSE Japan ETF	158,041	6,282,130
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	392,091	6,226,405
Invesco QQQ Trust Series 1	8,100	5,964,840
State Street SPDR Portfolio Emerging Markets ETF	123,770	6,408,811
State Street SPDR Portfolio S&P 600 Small Cap ETF	111,072	6,405,522
Vanguard S&P 500 ETF(h)	24,958	17,141,404
TOTAL EXCHANGE TRADED FUNDS (Cost $49,696,930)		51,728,399
PRIVATE FUNDS - 4.3%
Galaxy Plus Fund SPC - Cane Kensington Opportunity Offshore Feeder Fund (546) Segregated Portfolio(a)(f)(g)	4,851	4,496,528
TOTAL PRIVATE FUNDS (Cost $4,718,023)		4,496,528

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.5%(a)
Put Options - 0.5%(b)(c)
S&P 500 Index(b)(c)(d)
Expiration: 07/13/2026; Exercise Price: $7,450.00	$26,247,760	35	155,575
Expiration: 07/14/2026; Exercise Price: $7,275.00	26,247,760	35	64,225
Expiration: 07/17/2026; Exercise Price: $7,200.00	2,999,744	4	7,160
Expiration: 08/21/2026; Exercise Price: $6,800.00	2,999,744	4	11,140
Expiration: 09/18/2026; Exercise Price: $6,800.00	2,999,744	4	20,920
Expiration: 10/16/2026; Exercise Price: $6,800.00	2,999,744	4	30,420
Expiration: 01/15/2027; Exercise Price: $6,800.00	2,999,744	4	57,620
Expiration: 03/19/2027; Exercise Price: $6,800.00	2,999,744	4	74,560

	Notional Amount	Contracts	Value
Expiration: 06/17/2027; Exercise Price: $6,800.00	$2,999,744	4	$95,380
TOTAL PURCHASED OPTIONS (Cost $763,364)			517,000
TOTAL INVESTMENTS - 54.1% (Cost $55,178,317)			$56,741,927
Money Market Deposit Account - 46.1%(e)			48,368,783
Liabilities in Excess of Other Assets - (0.2)%			(232,214)
TOTAL NET ASSETS - 100.0%			$104,878,496

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	Held in connection with written option contracts. See (Consolidated) Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

(f)	Security is held via the Kensington Defender Offshore Fund.
(g)
Galaxy Plus Fund SPC - Cane Kensington Opportunity Offshore Feeder Fund (546) Segregated Portfolio’s (“Galaxy”) investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the sub-manager through an affiliated platform called Galaxy Plus Fund SPC (the “Platform”), which is a series fund for which each series invests in a separate master fund that is managed by a different sub-manager. The Platform identifies submanagers that, in its judgment, are capable of generating attractive investment returns whose correlation to the U.S. equity and fixed income markets is minimal. In implementing their strategies, the sub-managers selected by the platforms will have the discretion to invest and trade in a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers generally daily redemptions. However, the managers of Galaxy may temporarily suspend redemptions in certain limited circumstances.

(h)	All or a portion of this security is designated as collateral for options contracts. As of June 30, 2026, the fair value of collateral was $6,868,100.
The accompanying notes are an integral part of these consolidated financial statements.

4

KENSINGTON DEFENDER FUND (CONSOLIDATED)
Schedule of Written Options
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.4)%
Put Options - (0.4)%
S&P 500 Index(a)(b)
Expiration: 07/13/2026; Exercise Price: $7,550.00	$(26,247,760)	(35)	$(310,275)
Expiration: 07/14/2026; Exercise Price: $7,350.00	(26,247,760)	(35)	(98,875)
TOTAL WRITTEN OPTIONS (Premiums received $867,971)			$(409,150)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these consolidated financial statements.

5

Kensington Dynamic Allocation Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 50.9%
AB Ultra Short Income ETF	869,794	$43,785,430
BNY Mellon Ultra Short Income ETF	147,692	7,350,261
Capital Group Ultra Short Income ETF(a)	284,915	7,202,651
Goldman Sachs Ultra Short Bond ETF(a)	905,991	45,820,495
iShares Floating Rate Bond ETF(a)	2,101,238	107,268,200
Janus Henderson Short Duration Income ETF	2,028,176	99,106,820
JPMorgan Ultra-Short Income ETF	2,701,053	136,592,250
Nuveen Ultra Short Income ETF	100,700	2,543,974
PGIM Ultra Short Bond ETF	4,083,020	202,313,641
VanEck IG Floating Rate ETF(a)	3,314,952	84,895,921
Vanguard Ultra Short Bond ETF	4,125,497	205,367,241
TOTAL EXCHANGE TRADED FUNDS (Cost $943,344,676)		942,246,884
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.1%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(b)	57,074,775	57,074,775
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $57,074,775)		57,074,775
TOTAL INVESTMENTS - 54.0% (Cost $1,000,419,451)		$999,321,659
Money Market Deposit Account - 47.0%(c)		871,017,836
Liabilities in Excess of Other Assets - (1.0)%		(18,132,994)
TOTAL NET ASSETS - 100.0%		$1,852,206,501

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $55,438,221.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

6

Kensington Hedged Premium Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 100.1%
Vanguard S&P 500 ETF(a)(g)	584,907	$401,719,977
TOTAL EXCHANGE TRADED FUNDS (Cost $345,070,240)		401,719,977

	Notional Amount	Contracts
PURCHASED OPTIONS - 1.3%(b)
Call Options - 0.1%
S&P 500 Index, Expiration: 07/17/2026; Exercise Price: $7,725.60(c)(d)(e)	$404,965,440	540	436,730
Put Options - 1.2%
S&P 500 Index, Expiration: 09/18/2026; Exercise Price: $7,125.55(c)(d)(e)	404,965,440	540	4,895,548
TOTAL PURCHASED OPTIONS (Cost $7,373,808)			5,332,278
TOTAL INVESTMENTS - 101.4% (Cost $352,444,048)			$407,052,255
Money Market Deposit Account - 0.8%(f)			3,036,204
Liabilities in Excess of Other Assets - (2.2)%			(8,624,055)
TOTAL NET ASSETS - 100.0%			$401,464,404

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Non-income producing security.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

(g)	All or a portion of this security is designated as collateral for options contracts. As of June 30, 2026, the fair value of collateral was $101,328,513.
The accompanying notes are an integral part of these financial statements.

7

Kensington Hedged Premium Income ETF
Schedule of Written Options
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.4)%
Call Options - (1.2)%
S&P 500 Index, Expiration: 07/17/2026; Exercise Price: $7,500.58(a)(b)	$(404,965,440)	(540)	$(4,652,014)
Put Options - (0.2)%
S&P 500 Index, Expiration: 09/18/2026; Exercise Price: $6,000.46(a)(b)	(404,965,440)	(540)	(974,851)
TOTAL WRITTEN OPTIONS (Premiums received $8,300,772)			$(5,626,865)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

8

Kensington Managed Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
OPEN-END FUNDS - 59.3%
American High-Income Trust - Class F-3	15,527,950	$152,484,472
BlackRock High Yield Portfolio - Class K	7,112,376	50,782,361
Fidelity Capital & Income Fund	5,020,080	57,530,120
Manning & Napier High Yield Bond Series - Class Z	6,727,841	65,192,784
MML Barings High Yield Fund - Class I(a)	5,223,838	42,365,328
Nuveen Strategic Income Fund - Class R6	1,398,135	13,911,442
Transamerica High Yield Bond - Class I	3,077,494	24,896,927
Victory Pioneer Strategic Income Fund - Class K	2,615,063	25,523,013
TOTAL OPEN-END FUNDS (Cost $420,011,883)		432,686,447
EXCHANGE TRADED FUNDS - 40.5%
iShares Broad USD High Yield Corporate Bond ETF(b)	2,073,733	76,769,596
John Hancock High Yield ETF(a)	300,000	7,668,900
Nuveen Securitized Income ETF	50,000	1,262,975
PIMCO Multisector Bond Active ETF(b)	1,740,431	46,156,230
State Street SPDR Portfolio High Yield Bond ETF(b)	3,453,978	80,961,245
VanEck Fallen Angel High Yield Bond ETF	1,244,430	36,387,133
Xtrackers USD High Yield Corporate Bond ETF	1,272,962	46,488,572
TOTAL EXCHANGE TRADED FUNDS (Cost $292,259,966)		295,694,651
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 21.3%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(c)	155,254,687	155,254,687
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $155,254,687)		155,254,687
TOTAL INVESTMENTS - 121.1% (Cost $867,526,536)		$883,635,785
Money Market Deposit Account - 0.0%(d)(e)		738
Liabilities in Excess of Other Assets - (21.1)%		(153,960,599)
TOTAL NET ASSETS - 100.0%		$729,675,924

Percentages are stated as a percent of net assets.
(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $151,452,135.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

9

Kensington Managed Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)
Kensington Managed Income Fund - Transactions with Affiliates

	Value as of December 31, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2026	Shares as of June 30, 2026	Dividend/ Interest Income	Capital Gain Distributions from Underlying Funds
John Hancock High Yield ETF	$3,874,500	$3,856,500	$—	$—	$(62,100)	$7,668,900	300,000	$128,170	$—
MML Barings High Yield Fund	25,073,358	17,500,000	—	—	(208,030)	42,365,328	5,223,838	1,061,837	—
	$28,947,858	$ 21,356,500	$—	$—	$ (270,130)	$ 50,034,228	5,523,838	$1,190,007	$—

The accompanying notes are an integral part of these financial statements.

10

KENSINGTON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	Kensington Active Advantage Fund	Kensington Credit Opportunities ETF	(Consolidated) Kensington Defender Fund	Kensington Dynamic Allocation Fund	Kensington Hedged Premium Income ETF
ASSETS:
Investments, at value	$77,665,206	$130,655,243	$56,741,927	$999,321,659	$407,052,255
Deposits at broker for futures contracts	4,099,936	—	—	2,139,614	—
Cash	2,617,816	—	19,622	32,854,070	2,370,288
Cash - interest bearing deposit account	755,882	23,720	48,368,783	871,017,836	3,036,204
Receivable for fund shares sold	152,817	—	109,554	5,700,636	770,625
Dividends receivable	47,661	141,797	66,929	1,346,209	—
Security lending income receivable	11,444	6,336	1,795	40,770	862
Interest receivable	3,982	114	52,738	439,168	7,585
Receivable for investments sold	—	650,559	71,638	—	—
Deposits at broker for option contracts	—	—	309,190	—	842
Prepaid expenses and other assets	26,290	—	49,577	132,888	6,604
Total assets	85,381,034	131,477,769	105,791,753	1,912,992,850	413,245,265
LIABILITIES:
Written options, at value	—	—	409,150	—	5,626,865
Payable upon return of securities loaned (See Note 10)	11,455,713	32,254,441	—	57,074,775	—
Payable for fund shares redeemed	67,873	—	111,877	1,197,478	2,851,420
Payable to Adviser	61,795	67,339	105,907	1,866,452	310,333
Payable for audit fees	31,411	—	46,734	32,858	—
Payable for transfer agent fees and expenses	24,703	—	14,104	150,782	—
Payable for fund administration and accounting fees	21,086	—	25,544	335,954	—
Payable for compliance fees	4,768	—	4,762	4,762	—
Payable for custodian fees	781	—	496	5,446	—
Payable for investments purchased	—	—	155,689	—	—
Payable for distribution and administrative servicing fees	—	—	8,056	49,894	—
Distributions payable	—	681,232	—	96	2,992,243
Payable for expenses and other liabilities	37,703	—	30,939	67,852	—
Total liabilities	11,705,833	33,003,012	913,258	60,786,349	11,780,861
NET ASSETS	$73,675,201	$98,474,757	$104,878,495	$1,852,206,501	$401,464,404
Net Assets Consist of:
Paid-in capital	$66,184,921	$99,918,721	$92,112,856	$1,516,280,042	$382,631,710
Total distributable earnings/(accumulated losses)	7,490,280	(1,443,964)	12,765,639	335,926,459	18,832,694
Total net assets	$73,675,201	$98,474,757	$104,878,495	$1,852,206,501	$401,464,404
Net assets	$—	$98,474,757	$—	$—	$401,464,404
Shares issued and outstanding (unlimited shares authorized without par value)	—	4,000,000	—	—	15,530,000
Net asset value per share	$—	$24.62	$—	$—	$25.85

The accompanying notes are an integral part of these financial statements.

11

KENSINGTON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)(Continued)

	Kensington Active Advantage Fund	Kensington Credit Opportunities ETF	(Consolidated) Kensington Defender Fund	Kensington Dynamic Allocation Fund	Kensington Hedged Premium Income ETF
Class A
Net assets	$—	$—	$—	$32,163,982	$—
Shares issued and outstanding (unlimited shares authorized without par value)	—	—	—	2,104,698	—
Net asset value per share	$—	$—	$—	$15.28	$—
Max offering price per share (net asset value per share divided by 0.9525 and 0.9525, respectively)(1)	$—	$—	$—	$16.04	$—
Class C
Net assets	$—	$—	$—	$13,600,474	$—
Shares issued and outstanding (unlimited shares authorized without par value)	—	—	—	914,334	—
Net asset value per share	$—	$—	$—	$14.87	$—
Class R
Net assets	$—	$—	$14,589,717	$—	$—
Shares issued and outstanding (unlimited shares authorized without par value)	—	—	1,252,491	—	—
Net asset value per share	$—	$—	$11.65	$—	$—
Institutional Class
Net assets	$73,675,201	$—	$90,288,778	$1,806,442,045	$—
Shares issued and outstanding (unlimited shares authorized without par value)	6,213,886	—	7,817,532	117,043,967	—
Net asset value per share	$11.86	$—	$11.55	$15.43	$—
Cost:
Investments, at cost	$74,846,929	$131,266,864	$55,178,317	$1,000,419,451	$352,444,048
PROCEEDS:
Written options premium received	$—	$—	$867,971	$—	$8,300,772
Loaned Securities:
at value (included in investments)	$11,204,722	$31,509,931	$—	$55,438,221	$—

(1)	Reflects a maximum sales charge of 4.75%.
The accompanying notes are an integral part of these financial statements.

12

KENSINGTON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)(Continued)

Kensington Managed Income Fund
ASSETS:
Investments in unaffiliated securities, at value	$833,601,557
Investments in affiliated securities, at value	50,034,228
Receivable for fund shares sold	1,597,219
Dividends receivable	1,359,242
Cash	110,634
Security lending income receivable	13,829
Interest receivable	5,925
Cash - interest bearing deposit account	738
Prepaid expenses and other assets	56,613
Total assets	886,779,985
LIABILITIES:
Payable upon return of securities loaned (See Note 10)	155,254,687
Payable to Adviser	744,621
Payable for fund shares redeemed	658,510
Payable for fund administration and accounting fees	168,764
Payable for transfer agent fees and expenses	125,603
Payable for audit fees	31,416
Payable for distribution fees	27,146
Payable for custodian fees	13,355
Payable for compliance fees	4,766
Interest payable	95
Payable for expenses and other liabilities	75,098
Total liabilities	157,104,061
NET ASSETS	$729,675,924
Net Assets Consist of:
Paid-in capital	$825,542,839
Total accumulated losses	(95,866,915)
Total net assets	$729,675,924
Class A
Net assets	$13,331,811
Shares issued and outstanding (unlimited shares authorized without par value)	1,385,162
Net asset value per share	$9.62
Max offering price per share (net asset value per share divided by 0.9525)(1)	$10.10
Class C
Net assets	$3,929,885
Shares issued and outstanding (unlimited shares authorized without par value)	412,600
Net asset value per share	$9.52

The accompanying notes are an integral part of these financial statements.

13

KENSINGTON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)(Continued)

Kensington Managed Income Fund
Institutional Class
Net assets	$712,414,228
Shares issued and outstanding (unlimited shares authorized without par value)	73,866,622
Net asset value per share	$9.64
Cost:
Investments in unaffiliated securities, at cost	$817,706,735
Investments in affiliated securities, at cost	$49,819,801
Loaned Securities:
at value (included in investments)	$151,452,135

(1)	Reflects a maximum sales charge of 4.75%.
The accompanying notes are an integral part of these financial statements.

14

KENSINGTON FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)

	Kensington Active Advantage Fund	Kensington Credit Opportunities ETF	(Consolidated) Kensington Defender Fund	Kensington Dynamic Allocation Fund	Kensington Hedged Premium Income ETF
INVESTMENT INCOME:
Dividend income	$1,118,625	$1,793,160	$368,360	$15,047,980	$2,173,903
Interest income	26,349	39,275	264,438	4,514,564	40,018
Securities lending income	116,091	11,070	13,795	188,661	991
Other income	—	—	2,266	—	24,242
Total investment income	1,261,065	1,843,505	648,859	19,751,205	2,239,154
EXPENSES:
Investment advisory fee (See Note 5)	408,095	355,506	568,111	9,453,194	1,595,200
Transfer agent fees	23,921	—	11,425	134,204	—
Federal and state registration fees	19,331	—	30,397	77,059	—
Fund administration and accounting fees (See Note 5)	18,988	—	23,579	275,362	—
Audit fees	10,413	—	15,481	10,860	—
Trustees’ fees	9,651	—	9,448	9,906	—
Reports to shareholders	6,705	—	4,226	24,797	—
Legal fees	5,446	—	10,778	5,378	—
Compliance fees	4,078	—	4,078	4,078	—
Custodian fees (See Note 5)	2,981	—	3,184	46,492	—
Interest expense (See Note 10)	124	3,000	1,346	—	2,346
Administrative servicing fees - Class R(1)	—	—	19,702	—	—
Distribution expenses - Class C (See Note 6)	—	—	—	52,499	—
Distribution expenses - Class A (See Note 6)	—	—	—	35,939	—
Income tax expense	—	—	24,118	—	—
Other expenses and fees	2,246	—	2,235	7,187	—
Total expenses	511,979	358,506	728,108	10,136,955	1,597,546
Fee (waiver) recovery by Adviser	(71,112)	—	(5,754)	228	—
Net expenses	440,867	358,506	722,354	10,137,183	1,597,546
Net investment income/(loss)	820,198	1,484,999	(73,495)	9,614,022	641,608
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,705,581	(982,462)	6,411,691	220,899,086	7,314,591
In-kind redemptions	—	12,718	—	—	7,121,306
Written options expired or closed	—	—	3,470,767	—	(28,427,129)
Futures contracts	2,678,383	—	—	122,796,503	—
Distributions received from other investment companies	928	—	—	—	—
Net realized gain (loss)	5,384,892	(969,744)	9,882,458	343,695,589	(13,991,232)

The accompanying notes are an integral part of these financial statements.

15

KENSINGTON FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)(Continued)

	Kensington Active Advantage Fund	Kensington Credit Opportunities ETF	(Consolidated) Kensington Defender Fund	Kensington Dynamic Allocation Fund	Kensington Hedged Premium Income ETF
Net change in unrealized appreciation (depreciation) on:
Investments	$(289,872)	$(577,066)	$(2,422,263)	$(154,209,748)	$30,996,356
Written options	—	—	497,562	—	1,726,240
Future contracts	(121,936)	—	—	(281,887)	—
Net change in unrealized appreciation (depreciation)	(411,808)	(577,066)	(1,924,701)	(154,491,635)	32,722,596
Net realized and unrealized gain (loss)	4,973,084	(1,546,810)	7,957,757	189,203,954	18,731,364
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,793,282	$(61,811)	$7,884,262	$198,817,976	$19,372,972

(1)	The inception of Class R for the Kensington Defender Fund was January 26, 2026.
The accompanying notes are an integral part of these financial statements.

16

KENSINGTON FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)(Continued)

Kensington Managed Income Fund
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$19,907,315
Dividend income from affiliated securities	1,190,007
Interest income	40,247
Securities lending income	89,264
Total investment income	21,226,833
EXPENSES:
Investment advisory fee (See Note 5)	4,425,224
Fund administration and accounting fees (See Note 5)	134,901
Transfer agent fees	106,634
Distribution expenses - Class C (See Note 6)	20,166
Distribution expenses - Class A (See Note 6)	17,474
Federal and state registration fees	35,660
Custodian fees (See Note 5)	34,466
Reports to shareholders	23,878
Interest expense (See Note 10)	11,680
Audit fees	10,412
Trustees’ fees	9,907
Legal fees	5,378
Compliance fees	4,077
Other expenses and fees	5,537
Total expenses	4,845,394
Fee waiver from Adviser	(16,834)
Net expenses	4,828,560
Net investment income	16,398,273
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	118,304
Distributions received from other investment companies	215,863
Net realized gain (loss)	334,167
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(3,292,362)
Investments in affiliated securities	270,130
Net change in unrealized appreciation (depreciation)	(3,022,232)
Net realized and unrealized gain (loss)	(2,688,065)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,710,208

The accompanying notes are an integral part of these financial statements.

17

Kensington Funds
Statements of Changes in Net Assets

	Kensington Active Advantage Fund(b)		Kensington Credit Opportunities ETF
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$820,198	$1,145,080	$1,484,999	$216,183
Net realized gain (loss)	5,384,892	342,196	(969,744)	14,986
Net change in unrealized appreciation (depreciation)	(411,808)	2,526,024	(577,066)	(34,555)
Net increase (decrease) in net assets from operations	5,793,282	4,013,300	(61,811)	196,614
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(1,347,071)	(216,183)
From earnings - Class A	—	(2,875)	—	—
From earnings - Class C	—	(323)	—	—
From earnings - Institutional Class	(776,440)	(1,165,573)	—	—
From return of capital	—	(3,700)	—	(255)
Total distributions to shareholders	(776,440)	(1,172,471)	(1,347,071)	(216,438)
CAPITAL TRANSACTIONS:
Shares sold	—	—	33,220,577	83,099,929
Shares redeemed	—	—	(11,412,223)	(5,004,820)
Shares sold - Class A	—	3,275	—	—
Shares issued from reinvestment of distributions - Class A	—	2,127	—	—
Shares redeemed - Class A	—	(268,007)	—	—
Shares sold - Class C	—	1,186	—	—
Shares issued from reinvestment of distributions - Class C	—	299	—	—
Shares redeemed - Class C	—	(31,369)	—	—
Shares sold - Institutional Class	26,160,382	58,999,594	—	—
Shares issued from reinvestment of distributions - Institutional Class	743,895	1,102,533	—	—
Shares redeemed - Institutional Class	(16,414,842)	(38,522,139)	—	—
Net increase (decrease) in net assets from capital transactions	10,489,435	21,287,499	21,808,354	78,095,109
NET INCREASE (DECREASE) IN NET ASSETS	15,506,277	24,128,328	20,399,472	78,075,285
NET ASSETS:
Beginning of the period	58,168,924	34,040,596	78,075,285	—
End of the period	$73,675,201	$58,168,924	$98,474,757	$ 78,075,285
SHARES TRANSACTIONS
Shares sold	—	—	1,340,000	3,320,000
Shares redeemed	—	—	(460,000)	(200,000)
Shares sold - Class A	—	331	—	—
Shares issued from reinvestment of distributions - Class A	—	205	—	—
Shares redeemed - Class A	—	(25,572)	—	—
Shares sold - Class C	—	117	—	—
Shares issued from reinvestment of distributions - Class C	—	29	—	—
Shares redeemed - Class C	—	(2,921)	—	—
Shares sold - Institutional Class	2,291,281	5,481,542	—	—
Shares issued from reinvestment of distributions - Institutional Class	65,898	102,517	—	—
Shares redeemed - Institutional Class	(1,441,054)	(3,640,152)	—	—
Total increase (decrease) in shares outstanding	916,125	1,916,096	880,000	3,120,000

(a)	Inception date of the Fund was December 16, 2025.
(b)	On November 21, 2025, the Active Advantage Fund’s Class A & Class C shares were converted into Institutional Class Shares on a pro rata basis.
The accompanying notes are an integral part of these financial statements.

18

Kensington Funds
Statements of Changes in Net Assets(Continued)

	(Consolidated) Kensington Defender Fund		Kensington Dynamic Allocation Fund
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$(73,495)	$1,005,093	$9,614,022	$11,500,855
Net realized gain (loss)	9,882,458	5,435,948	343,695,589	114,059,283
Net change in unrealized appreciation (depreciation)	(1,924,701)	2,754,646	(154,491,635)	166,307,047
Net increase (decrease) in net assets from operations	7,884,262	9,195,687	198,817,976	291,867,185
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	—	—	(122,735)	(2,432,802)
From earnings - Class C	—	—	(12,176)	(785,831)
From earnings - Class R	(107,761)	—	—	—
From earnings - Institutional Class	(1,730,712)	(3,866,924)	(8,418,576)	(111,575,102)
Total distributions to shareholders	(1,838,473)	(3,866,924)	(8,553,487)	(114,793,735)
CAPITAL TRANSACTIONS:
Shares sold - Class A	—	—	6,840,170	10,368,198
Shares issued from reinvestment of distributions - Class A	—	—	119,631	2,364,761
Shares redeemed - Class A	—	—	(5,266,395)	(17,313,752)
Shares sold - Class C	—	—	3,961,904	991,895
Shares issued from reinvestment of distributions - Class C	—	—	10,428	648,560
Shares redeemed - Class C	—	—	(695,487)	(2,770,860)
Shares sold - Class R(1)	14,722,141	—	—	—
Shares issued from reinvestment of distributions - Class R(1)	107,761	—	—	—
Shares redeemed - Class R(1)	(335,767)	—	—	—
Shares sold - Institutional Class	21,913,777	34,942,755	565,932,386	524,176,169
Shares issued from reinvestment of distributions - Institutional Class	1,122,152	3,488,839	7,854,213	103,482,091
Shares redeemed - Institutional Class	(18,953,149)	(26,850,386)	(191,377,049)	(402,222,019)
Net increase (decrease) in net assets from capital transactions	18,576,915	11,581,208	387,379,801	219,725,043
NET INCREASE (DECREASE) IN NET ASSETS	24,622,704	16,909,971	577,644,290	396,798,493
NET ASSETS:
Beginning of the period	80,255,791	63,345,820	1,274,562,211	877,763,718
End of the period	$ 104,878,495	$80,255,791	$ 1,852,206,501	$ 1,274,562,211
SHARES TRANSACTIONS
Shares sold - Class A	—	—	480,114	783,780
Shares issued from reinvestment of distributions - Class A	—	—	8,395	175,021
Shares redeemed - Class A	—	—	(377,130)	(1,352,360)
Shares sold - Class C	—	—	282,095	71,896
Shares issued from reinvestment of distributions - Class C	—	—	756	49,040
Shares redeemed - Class C	—	—	(52,226)	(234,337)
Shares sold - Class R	1,272,095	—	—	—
Shares issued from reinvestment of distributions - Class R	9,196	—	—	—
Shares redeemed - Class R	(28,800)	—	—	—
Shares sold - Institutional Class	1,905,545	3,408,581	39,245,466	38,356,405
Shares issued from reinvestment of distributions - Institutional Class	97,245	333,054	543,857	7,565,203
Shares redeemed - Institutional Class	(1,648,320)	(2,606,913)	(13,426,609)	(32,522,511)
Total increase (decrease) in shares outstanding	1,606,961	1,134,722	26,704,718	12,892,137

(1)	Inception date of Class R of the Kensington Defender Fund was January 26, 2026.
The accompanying notes are an integral part of these financial statements.

19

Kensington Funds
Statements of Changes in Net Assets(Continued)

	Kensington Hedged Premium Income ETF		Kensington Managed Income Fund
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$641,608	$664,091	$16,398,273	$41,701,240
Net realized gain (loss)	(13,991,232)	(6,365,382)	334,167	(18,227,511)
Net change in unrealized appreciation (depreciation)	32,722,596	23,655,072	(3,022,232)	15,590,144
Net increase (decrease) in net assets from operations	19,372,972	17,953,781	13,710,208	39,063,873
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(15,764,444)	(664,091)	—	—
From return of capital	—	(13,947,667)	—	—
From earnings - Class A	—	—	(292,728)	(955,077)
From earnings - Class C	—	—	(71,447)	(258,223)
From earnings - Institutional Class	—	—	(15,831,237)	(40,110,874)
Total distributions to shareholders	(15,764,444)	(14,611,758)	(16,195,412)	(41,324,174)
CAPITAL TRANSACTIONS:
Shares sold	138,801,191	216,475,606	—	—
Shares redeemed	(4,875,759)	(24,929,616)	—	—
Shares sold - Class A	—	—	1,386,253	3,983,984
Shares issued from reinvestment of distributions - Class A	—	—	282,101	918,508
Shares redeemed - Class A	—	—	(2,941,698)	(16,024,463)
Shares sold - Class C	—	—	155,542	63,267
Shares issued from reinvestment of distributions - Class C	—	—	66,633	214,070
Shares redeemed - Class C	—	—	(901,065)	(3,505,054)
Shares sold - Institutional Class	—	—	169,490,372	271,973,536
Shares issued from reinvestment of distributions - Institutional Class	—	—	10,074,030	24,361,516
Shares redeemed - Institutional Class	—	—	(160,086,072)	(421,327,560)
Net increase (decrease) in net assets from capital transactions	133,925,432	191,545,990	17,526,096	(139,342,196)
NET INCREASE (DECREASE) IN NET ASSETS	137,533,960	194,888,013	15,040,892	(141,602,497)
NET ASSETS:
Beginning of the period	263,930,444	69,042,431	714,635,032	856,237,529
End of the period	$ 401,464,404	$ 263,930,444	$729,675,924	$714,635,032
SHARES TRANSACTIONS
Shares sold	5,420,000	8,550,000	—	—
Shares redeemed	(190,000)	(990,000)	—	—
Shares sold - Class A	—	—	142,974	412,060
Shares issued from reinvestment of distributions - Class A	—	—	29,612	95,137
Shares redeemed - Class A	—	—	(304,162)	(1,651,408)
Shares sold - Class C	—	—	16,242	6,606
Shares issued from reinvestment of distributions - Class C	—	—	7,065	22,405
Shares redeemed - Class C	—	—	(94,111)	(365,742)
Shares sold - Institutional Class	—	—	17,464,485	27,996,619
Shares issued from reinvestment of distributions - Institutional Class	—	—	1,054,756	2,517,619
Shares redeemed - Institutional Class	—	—	(16,493,124)	(43,401,816)
Total increase (decrease) in shares outstanding	5,230,000	7,560,000	1,823,737	(14,368,520)

The accompanying notes are an integral part of these financial statements.

20

KENSINGTON ACTIVE ADVANTAGE FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,			Period Ended December 31, 2022(a)
		2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$10.98	$10.07	$9.57	$9.23	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.14	0.30	0.31	0.22	0.04
Net realized and unrealized gain (loss) on investments(c)	0.87	0.90	0.44	0.33	(0.77)
Total from investment operations	1.01	1.20	0.75	0.55	(0.73)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.29)	(0.25)	(0.21)	(0.04)
Return of capital	—	(0.00)(d)	—	—	—
Total distributions	(0.13)	(0.29)	(0.25)	(0.21)	(0.04)
Net asset value, end of period	$11.86	$10.98	$10.07	$9.57	$9.23
Total return(e)	9.25%	12.01%	7.82%	6.12%	−7.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$73,675	$58,169	$33,761	$9,703	$21,315
Ratio of expenses to average net assets:
Before expense waiver/recoupment(f)(g)	1.57%	1.83%	2.42%	2.60%	3.64%
After expense waiver/recoupment(f)(g)	1.35%	1.37%	1.35%	1.36%	1.35%
Ratio of interest expense to average net assets(f)(g)	0.00%(h)	0.02%	—%	—%	—%
Ratio of expenses to average net assets excluding interest expense(f)(g)	1.35%	1.35%	—%	—%	—%
Ratio of net investment income (loss) to average net assets(f)(g)	2.51%	2.83%	3.07%	2.12%	1.46%
Portfolio turnover rate(e)	40%	168%	177%	944%	1,515%

(a)	Inception date of the Fund was March 23, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

21

KENSINGTON CREDIT OPPORTUNITIES ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.02	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.44	0.10
Net realized and unrealized gain (loss) on investments(c)	(0.46)	(0.01)
Total from investment operations	(0.02)	0.09
LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.07)
Return of capital	—	(0.00)(d)
Total distributions	(0.38)	(0.07)
Net asset value, end of period	$24.62	$25.02
Total return(e)	−0.10%	0.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$98,475	$78,075
Ratio of expenses to average net assets(f)(g)	0.86%	0.85%
Ratio of interest expense to average net assets(f)(g)	0.01%	—%
Ratio of expenses to average net assets excluding interest expense(f)(g)	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(f)(g)	3.55%	10.09%
Portfolio turnover rate(e)(h)	111%	1%

(a)	Inception date of the Fund was December 16, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

22

Kensington Defender Fund (CONSOLIDATED)
FINANCIAL HIGHLIGHTS
CLASS R

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$11.38
INVESTMENT OPERATIONS:
Net investment income(b)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	0.45
Total from investment operations	0.45
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)
Total distributions	(0.18)
Net asset value, end of period	$11.65
Total return(e)	3.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$14,590
Ratio of expenses to average net assets:
Before expense waiver/recoupment(f)(g)	2.25%
After expense waiver/recoupment(f)(g)	2.23%
Ratio of interest expense to average net assets(f)(g)	0.00%(h)
Ratio of expenses to average net assets excluding interest expense(f)(g)	2.23%
Ratio of net investment income (loss) to average net assets(f)(g)	(0.02)%
Portfolio turnover rate(e)	127%

(a)	Inception date of the Fund was January 26, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

23

KENSINGTON DEFENDER FUND (CONSOLIDATED)
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,		Period Ended December 31, 2023(a)
		2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$10.75	$10.01	$10.07	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.01)	0.15	0.12	0.11
Net realized and unrealized gain (loss) on investments(c)	1.04	1.14	0.47	0.07
Total from investment operations	1.03	1.29	0.59	0.18
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.42)	(0.44)	(0.11)
Net realized gains	—	(0.13)	(0.21)	—
Total distributions	(0.23)	(0.55)	(0.65)	(0.11)
Net asset value, end of period	$11.55	$10.75	$10.01	$10.07
Total return(d)	9.61%	13.17%	5.86%	1.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$90,289	$80,256	$63,346	$44,731
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)(f)	1.56%	1.57%	1.60%	2.22%
After expense waiver/recoupment(e)(f)	1.55%	1.49%	1.49%	1.49%
Ratio of interest expense to average net assets(e)(f)	0.06%	—%	—%	—%
Ratio of expenses to average net assets excluding interest expense(e)(f)	1.49%	1.49%	—%	—%
Ratio of net investment income (loss) to average net assets(e)(f)	(0.17)%	1.41%	1.10%	3.78%
Portfolio turnover rate(d)	127%	260%	353%	182%

(a)	Inception date of the Fund was May 31, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
The accompanying notes are an integral part of these consolidated financial statements.

24

KENSINGTON DYNAMIC ALLOCATION FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$13.53	$10.82	$11.58	$10.15	$11.26	$10.10
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.07	0.12	0.09	0.14	(0.04)	(0.13)
Net realized and unrealized gain (loss) on investments(b)	1.74	3.90	(0.05)	1.40	(0.97)	2.20
Total from investment operations	1.81	4.02	0.04	1.54	(1.01)	2.07
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.11)	(0.13)	(0.11)	—	—
Net realized gains	—	(1.20)	(0.67)	—	(0.10)	(0.91)
Total distributions	(0.06)	(1.31)	(0.80)	(0.11)	(0.10)	(0.91)
Net asset value, end of period	$15.28	$13.53	$10.82	$11.58	$10.15	$11.26
Total return(c)(f)	13.41%	37.20%	0.33%	15.29%	−8.96%	20.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$32,164	$26,961	$25,822	$36,708	$28,582	$20,413
Ratio of expenses to average net assets:(g)
Before expense waiver/recoupment(d)(e)	1.58%	1.59%	1.61%	1.62%	1.64%	1.70%
After expense waiver/recoupment(d)(e)	1.58%	1.59%	1.61%	1.63%	1.62%	1.72%
Ratio of net investment income (loss) to average net assets(d)(e)	1.02%	0.94%	0.74%	1.24%	(0.26)%	(1.06)%
Portfolio turnover rate(c)	89%	222%	553%	1,100%	1,127%	786%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(f)	Total return does not reflect sales charges.
(g)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 2.04% to 1.63%.
The accompanying notes are an integral part of these financial statements.

25

KENSINGTON DYNAMIC ALLOCATION FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$13.17	$10.58	$11.38	$10.00	$11.18	$10.11
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	0.02	—	0.01	(0.10)	(0.21)
Net realized and unrealized gain (loss) on investments(b)	1.70	3.80	(0.05)	1.43	(0.98)	2.19
Total from investment operations	1.72	3.82	(0.05)	1.44	(1.08)	1.98
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.03)	(0.08)	(0.06)	—	—
Net realized gains	—	(1.20)	(0.67)	—	(0.10)	(0.91)
Total distributions	(0.02)	(1.23)	(0.75)	(0.06)	(0.10)	(0.91)
Net asset value, end of period	$14.87	$13.17	$10.58	$11.38	$10.00	$11.18
Total return(c)(f)	13.03%	36.11%	0.47%	14.49%	−9.65%	19.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,600	$9,007	$8,433	$16,482	$21,018	$11,279
Ratio of expenses to average net assets:(g)
Before expense waiver/recoupment(d)(e)	2.33%	2.34%	2.35%	2.37%	2.39%	2.44%
After expense waiver/recoupment(d)(e)	2.33%	2.34%	2.35%	2.38%	2.37%	2.47%
Ratio of net investment income (loss) to average net assets(d)(e)	0.28%	0.19%	—%	0.50%	(1.01)%	(1.77)%
Portfolio turnover rate(c)	89%	222%	553%	1,100%	1,127%	786%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(f)	Total return does not reflect sales charges.
(g)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 2.64% to 2.38%.
The accompanying notes are an integral part of these financial statements.

26

KENSINGTON DYNAMIC ALLOCATION FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$13.66	$10.91	$11.67	$10.22	$11.30	$10.11
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.09	0.16	0.12	0.16	—(f)	(0.09)
Net realized and unrealized gain (loss) on investments(b)	1.76	3.93	(0.06)	1.42	(0.98)	2.19
Total from investment operations	1.85	4.09	0.06	1.58	(0.98)	2.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.14)	(0.15)	(0.13)	—	—
Net realized gains	—	(1.20)	(0.67)	—	(0.10)	(0.91)
Total distributions	(0.08)	(1.34)	(0.82)	(0.13)	(0.10)	(0.91)
Net asset value, end of period	$15.43	$13.66	$10.91	$11.67	$10.22	$11.30
Total return(c)	13.56%	37.59%	0.47%	15.59%	−8.67%	20.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,806,442	$1,238,594	$843,509	$1,143,770	$885,688	$339,324
Ratio of expenses to average net assets:(g)
Before expense waiver/recoupment(d)(e)	1.33%	1.34%	1.36%	1.37%	1.39%	1.45%
After expense waiver/recoupment(d)(e)	1.33%	1.34%	1.36%	1.38%	1.37%	1.47%
Ratio of net investment income (loss) to average net assets(d)(e)	1.28%	1.19%	0.99%	1.49%	(0.01)%	(0.73)%
Portfolio turnover rate(c)	89%	222%	553%	1,100%	1,127%	786%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(f)	Amount per share rounds to $0.00.
(g)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 1.64% to 1.38%.
The accompanying notes are an integral part of these financial statements.

27

KENSINGTON HEDGED PREMIUM INCOME ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.62	$25.20	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.05	0.11	0.36
Net realized and unrealized gain (loss) on investments(c)	1.33	2.59	0.60
Total from investment operations	1.38	2.70	0.96
LESS DISTRIBUTIONS FROM:
Net investment income	(1.15)	(0.10)	(0.10)
Net realized gains	—	—	(0.03)
Return of capital	—	(2.18)	(0.63)
Total distributions	(1.15)	(2.28)	(0.76)
Net asset value, end of period	$25.85	$25.62	$25.20
Total return(d)	5.52%	11.30%	3.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$401,464	$263,930	$69,042
Ratio of expenses to average net assets(e)(f)	0.95%	0.95%	0.95%
Ratio of interest expense to average net assets(e)(f)	0.00%(g)	0.00%(g)	—%
Ratio of net investment income (loss) to average net assets(e)(f)	0.38%	0.43%	1.38%
Portfolio turnover rate(d)(h)	6%	9%	7%

(a)	Inception date of the Fund was September 4, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

28

KENSINGTON MANAGED INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.66	$9.69	$9.81	$9.84	$10.56	$10.78
INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.49	0.53	0.49	0.05	0.25
Net realized and unrealized gain (loss) on investments(b)	(0.04)	(0.01)	(0.13)	(0.14)	(0.72)	(0.13)
Total from investment operations	0.17	0.48	0.40	0.35	(0.67)	0.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.51)	(0.52)	(0.38)	(0.05)	(0.24)
Net realized gains	—	—	—	—	—	(0.10)
Total distributions	(0.21)	(0.51)	(0.52)	(0.38)	(0.05)	(0.34)
Net asset value, end of period	$9.62	$9.66	$9.69	$9.81	$9.84	$10.56
Total return(c)(g)	1.76%	5.02%	4.12%	3.67%	−6.31%	1.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,332	$14,651	$25,780	$28,050	$71,700	$61,130
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)(e)	1.61%	1.60%	1.62%	1.62%	1.63%	1.66%
After expense waiver/recoupment(d)(e)	1.60%	1.60%	1.60%	1.60%	1.61%	1.66%
Ratio of interest expense to average net assets(d)(e)	0.00%(f)	0.00%(f)	—%	—%	0.01%	—%
Ratio of expenses to average net assets excluding interest expense(d)(e)	1.60%	1.60%	1.60%	1.60%	1.61%	1.61%
Ratio of net investment income (loss) to average net assets(d)(e)	4.39%	5.02%	5.20%	3.83%	0.54%	2.31%
Portfolio turnover rate(c)	7%	129%	134%	600%	1,244%	220%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(f)	Amount represents less than 0.005%.
(g)	Total return does not reflect sales charges.
The accompanying notes are an integral part of these financial statements.

29

KENSINGTON MANAGED INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.56	$9.59	$9.72	$9.75	$10.52	$10.74
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.17	0.41	0.44	0.30	(0.03)	0.17
Net realized and unrealized gain (loss) on investments(b)	(0.04)	(0.01)	(0.13)	(0.02)	(0.71)	(0.13)
Total from investment operations	0.13	0.40	0.31	0.28	(0.74)	0.04
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.43)	(0.44)	(0.31)	(0.03)	(0.16)
Net realized gains	—	—	—	—	—	(0.10)
Total distributions	(0.17)	(0.43)	(0.44)	(0.31)	(0.03)	(0.26)
Net asset value, end of period	$9.52	$9.56	$9.59	$9.72	$9.75	$10.52
Total return(c)(g)	1.40%	4.24%	3.26%	2.92%	−7.00%	0.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,930	$4,622	$7,865	$9,914	$15,245	$16,727
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)(e)	2.36%	2.35%	2.37%	2.37%	2.38%	2.41%
After expense waiver/recoupment(d)(e)	2.35%	2.35%	2.35%	2.35%	2.36%	2.41%
Ratio of interest expense to average net assets(d)(e)	0.00%(f)	0.00%(f)	—%	—%	0.01%	—%
Ratio of expenses to average net assets excluding interest expense(d)(e)	2.35%	2.35%	2.35%	2.35%	2.36%	2.41%
Ratio of net investment income (loss) to average net assets(d)(e)	3.62%	4.29%	4.45%	3.07%	(0.21)%	1.59%
Portfolio turnover rate(c)	7%	129%	134%	600%	1,244%	220%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(f)	Amount represents less than 0.005%.
(g)	Total return does not reflect sales charges.
The accompanying notes are an integral part of these financial statements.

30

KENSINGTON MANAGED INCOME FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.68	$9.71	$9.83	$9.86	$10.58	$10.80
INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.52	0.53	0.42	0.07	0.28
Net realized and unrealized gain (loss) on investments(b)	(0.04)	(0.02)	(0.11)	(0.04)	(0.72)	(0.13)
Total from investment operations	0.18	0.50	0.42	0.38	(0.65)	0.15
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.53)	(0.54)	(0.41)	(0.07)	(0.27)
Net realized gains	—	—	—	—	—	(0.10)
Total distributions	(0.22)	(0.53)	(0.54)	(0.41)	(0.07)	(0.37)
Net asset value, end of period	$9.64	$9.68	$9.71	$9.83	$9.86	$10.58
Total return(c)	1.88%	5.29%	4.38%	3.97%	−6.11%	1.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$712,414	$695,362	$822,592	$775,312	$895,811	$721,445
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)(e)	1.36%	1.35%	1.37%	1.37%	1.38%	1.41%
After expense waiver/recoupment(d)(e)	1.35%	1.35%	1.35%	1.35%	1.36%	1.41%
Ratio of interest expense to average net assets(d)(e)	0.00%(f)	0.00%(f)	—%	—%	0.01%	—%
Ratio of expenses to average net assets excluding interest expense(d)(e)	1.35%	1.35%	1.35%	1.35%	1.36%	1.41%
Ratio of net investment income (loss) to average net assets(d)(e)	4.64%	5.37%	5.44%	4.07%	0.79%	2.54%
Portfolio turnover rate(c)	7%	129%	134%	600%	1,244%	220%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(f)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

31

KENSINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Kensington Active Advantage Fund (“Active Advantage Fund”), the Kensington Credit Opportunities ETF (“Credit Opportunities ETF”), the Kensington Defender Fund (“Defender Fund”), the Kensington Dynamic Allocation Fund (“Dynamic Allocation Fund”), the Kensington Hedged Premium Income ETF (“Hedged Premium Income ETF”), and the Kensington Managed Income Fund (“Managed Income Fund”) (or collectively, “the Funds”) are each a non-diversified series with their own investment objectives and policies within the Trust. The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, Financial Services Investment Companies.
The investment objective of the Active Advantage Fund is total return. The Active Advantage Fund seeks to achieve its objective by utilizing a proprietary trend-following process which seeks to benefit from longer-term trends in equity and fixed income markets. The Active Advantage Fund commenced operations on March 23, 2022. Effective October 17, 2025, the Fund ceased offering its Class A and Class C shares. The remaining Class A & Class C shares were converted to Institutional Class shares at the close business on November 21, 2025 and the Class A and Class C were subsequently discontinued.
The investment objective of the Credit Opportunities ETF is income and capital appreciation. The Fund invests, under normal circumstances, at least 80% of its assets (including the amount of borrowings for investment purposes) in (1) U.S. and non-U.S. fixed income securities; and (2) exchange-traded funds and derivatives instruments that provide long and short exposure to U.S. and non-U.S. fixed income securities. The Fund focuses on lower-quality, higher-yielding securities across a wide range of investable asset classes using both long and short exposures. The Credit Opportunities ETF commenced operations on December 16, 2025.
The investment objective of the Defender Fund is capital preservation and total return, which consists of capital appreciation and income. The Defender Fund seeks to achieve its objective by utilizing varying investment strategies, including (i) Liquid Strategies, LLC’s (the “Sub-Adviser”) Defender Model, (ii) an options overlay strategy to generate income, and (iii) a total return swap strategy intended to provide exposures with reduced correlation to the other strategies. The Defender Fund commenced operations on May 31, 2023.
The investment objective of the Dynamic Allocation Fund is capital gains. The Dynamic Allocation Fund seeks to achieve its objective by investing the Fund’s assets to gain exposure to (i) domestic equity securities or (ii) cash, cash equivalents, and U.S. Treasury securities based on a proprietary “Dynamic Growth Model” that looks at trends in the U.S. equity market. The Dynamic Allocation Fund commenced operations on October 23, 2020. On June 24, 2022, the Kensington Dynamic Allocation Fund, a series of Advisors Preferred Trust (the “Acquired Fund”), reorganized into the Dynamic Allocation Fund, a series of the Trust. All shares of the Acquired Fund were exchanged for shares of the Dynamic Allocation Fund on a pro rata basis immediately after the closing date. This qualified as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code.
The investment objective of the Hedged Premium Income ETF is to seek current income with the potential for capital appreciation. The Hedged Premium Income ETF seeks to achieve its investment objective by gaining exposure to the S&P 500® Index (the “S&P 500®”) while simultaneously implementing a monthly call options strategy to generate income and a quarterly put options strategy to protect against large declines in the S&P 500®. The Fund typically gains its exposure to the S&P 500® by investing in a cost-effective ETF that tracks the S&P 500®, but may also utilize index futures contracts. The Hedged Premium Income ETF commenced operations on September 4, 2024. Costs incurred by the Hedged Premium Income ETF in connection with the organization, registration, and the initial public offering of shares were paid by Kensington Asset Management LLC (the “Adviser”). These costs are not eligible for recoupment by the Adviser.
The investment objective of the Managed Income Fund is total return, which consists of income and capital appreciation. The Managed Income Fund seeks to achieve its objective by investing the Fund’s assets to gain exposure to (i) higher-yielding, fixed income securities, or to (ii) cash, cash equivalents, and U.S. Treasury securities, based on a proprietary “Managed Income Model” that looks at trends and patterns in the high-yield fixed income market. The

32

KENSINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
Managed Income Fund commenced operations on May 28, 2019. On June 24, 2022, the Kensington Managed Income Fund, a series of Advisors Preferred Trust (the “Acquired Fund”), reorganized into the Managed Income Fund, a series of the Trust. All shares of the Acquired Fund were exchanged for shares of the Managed Income Fund on a pro rata basis immediately after the closing date. This qualified as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code.
Shares of the Hedged Premium Income ETF and Credit Opportunities ETF are listed and traded on the Cboe BZX Exchange Inc. (the “Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe, with cash included to balance to the Creation Unit total. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Managed Income and Dynamic Allocation Funds offer three classes of shares: the Institutional Class, the A Class and the C Class. The Defender Fund offers two classes of shares: The Institutional Class and the Class R. The Active Advantage Fund offer one class of shares, the Institutional Class. Institutional Class shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. Prior to November 21, 2025, the Active Advantage Fund offered A Class and C Class shares. A Class shares may be subject to a front-end sales charge of up to 4.75%. C Class shares may be subject to a deferred sales charge of up to 1.00%. The Managed Income and Dynamic Allocation Funds have adopted a Distribution Plan pursuant to Rule 12b-1 in the A Class and C Class. The Plan permits each Fund to pay for distribution and related expenses at an annual rate of 0.25% of the A Class and 1.00% of the C Class.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Funds intend to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of June 30, 2026, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2026, the Active Advantage Fund, the Credit Opportunities ETF, Defender Fund, Dynamic Allocation Fund, Hedged Premium ETF, and Managed Income Fund did not incur any interest or penalties. The Dynamic Allocation and Managed Income Fund are subject to examination by U.S. taxing authorities for the tax years ended December 31, 2023 through 2026. The Active Advantage Fund, Credit Opportunities ETF, Defender Fund and Hedged Premium Income ETF are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.
For tax purposes, the Kensington Defender Offshore Fund (the “Offshore Fund”) is an exempted Cayman Islands investment company. The Offshore Fund has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at

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NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
the present time. For U.S. income tax purposes, the Offshore Fund is a controlled foreign corporation (“CFC”) and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of the CFC, to the extent of its earnings and profits, will be included each year in the Defender Fund’s investment company taxable income.
Securities Transactions, Income and Distributions – Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on a specific identified cost basis. Interest income is recognized on an accrual basis, including amortization of premiums and accretion of discounts. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Distributions received from the Funds’ investments generally are comprised of ordinary income and return of capital. The Funds allocate distributions between investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds.
The Funds will make distributions of net investment income, if any, quarterly and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% and 1.00% of average daily net assets of A Class shares and C Class shares, respectively. Trust expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
Futures Contracts and Option Contracts – The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. In addition, the Fund segregates liquid securities when purchasing or selling futures contracts to comply with Trust policies. Subsequent payments (variation margin) are made or received by the Funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets.

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NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
The Funds may use purchased option contracts and written option contracts to hedge against the changes in the value of equities or to meet their investment objectives. The Funds may write put and call options only if they (i) own an offsetting position in the underlying security or (ii) maintain cash or other liquid assets in an amount equal to or greater than its obligation under the option.
When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently adjusted to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As the writer of an option, the Funds have no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bear the market risk of an unfavorable change in the price of the security underlying the written option.
The Funds may purchase call and put options. When the Funds purchase a call or put option, an amount equal to the premium paid is included in the Statements of Assets and Liabilities as an investment and is subsequently adjusted to reflect the fair value of the option. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. Written and purchased options expose the Funds to minimal counterparty risk since they are exchange traded and the exchange’s clearinghouse guarantees the options against default. Please refer to Note 4 for more information on derivatives.
Indemnifications – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Cash and Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less and include money market fund accounts. These balances may exceed FDIC insured limits.
Organizational and Offering Costs – All organization and offering costs for the Funds were covered by the Adviser.
Temporary Investments – To respond to adverse market, economic, political, or other conditions, a Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. A Fund may be invested in these instruments for extended periods, depending on the Adviser’s assessment of market conditions. These short-term debt securities and money market instruments may include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ advisory and operational fees.
Fund of Funds – The Funds invest in other registered investment companies (the “Underlying Funds”) and, as a result, the Funds indirectly pay a portion of the operating expenses, including management fees, of the Underlying Funds. These expenses are accrued by the Underlying Funds before their share prices are calculated and are reflected as Acquired Fund Fees and Expenses (“AFFE”) in the Funds’ prospectus fee tables. Actual indirect expenses vary depending on how a Funds’ assets are allocated among the Underlying Funds.
Consolidation of Subsidiary – The Defender Fund may invest up to 25% of its total assets in Kensington Defender Offshore Fund (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands,

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KENSINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
is wholly-owned and controlled by Kensington Defender Fund. The financial statements of the Kensington Defender Fund include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The Kensington Defender Fund had 7.4% of its total assets invested in the Subsidiary as of June 30, 2026.
Segment Reporting – The Funds operate as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the President of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
New Accounting Pronouncements – FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures. Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for period were determined to not be significant.
3. Securities Valuation
The Funds have adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. To the extent the options are valued at the mean of the bid and ask prices, the options are categorized in Level 2 of the fair value hierarchy.

Level 3 –	Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.
Certain investments such as investments purchased with proceeds from securities lending and private funds are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.
Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.
Common Stock – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily on the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Exchange-Traded Funds – Exchange-traded funds (“ETFs”) are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an ETF does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Registered Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

36

KENSINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
Derivative Instruments – Listed derivatives, including options, rights, swaps, warrants and futures that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. To the extent the options are valued at the mean of the bid and ask prices, the options are categorized in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value each Fund’s securities by level within the fair value hierarchy as of June 30, 2026:
Active Advantage Fund

	Uncategorized	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$—	$51,848,975	$—	$—	$51,848,975
Open End Funds	—	14,360,518	—	—	14,360,518
Investments Purchased with Proceeds from Securities Lending	11,455,713	—	—	—	11,455,713
Total Investments	$11,455,713	$66,209,493	$—	$—	$77,665,206

As of June 30, 2026, the Fund’s investments in other financial instruments* were classified as follows:

Long Futures Contracts	$—	$(100,269)	$—	$—	$(100,269)
Total Other Financial Instruments	$—	$(100,269)	$—	$—	$(100,269)

Credit Opportunities ETF

	Uncategorized	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$—	$98,400,802	$—	$—	$98,400,802
Investments Purchased with Proceeds from Securities Lending	32,254,441	—	—	—	32,254,441
	$32,254,441	$98,400,802	$—	$—	$130,655,243

Defender Fund

	Uncategorized	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$—	$51,728,399	$—	$—	$51,728,399
Private Funds	4,496,528	—	—	—	4,496,528
Put Options Purchased	—	155,575	361,425	—	517,000
Total Investments	$4,496,528	$51,883,974	$361,425	$—	$56,741,927

37

KENSINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
As of June 30, 2026, the Fund’s investments in other financial instruments* were classified as follows:

Put Options Written	$—	$(409,150)	$—	$—	$(409,150)
Total Other Financial Instruments	$—	$(409,150)	$—	$—	$(409,150)

Dynamic Allocation Fund

	Uncategorized	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$—	$942,246,884	$—	$—	$942,246,884
Investments Purchased with Proceeds from Securities Lending	57,074,775	—	—	—	57,074,775
Total Investments	$57,074,775	$942,246,884	$—	$—	$999,321,659

Hedged Premium Income ETF

	Uncategorized	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$—	$401,719,977	$—	$—	$401,719,977
Call Options Purchased	—	—	436,730	—	436,730
Put Options Purchased	—	—	4,895,548	—	4,895,548
Total Investments	$—	$401,719,977	$5,332,278	$—	$407,052,255

As of June 30, 2026, the Fund’s investments in other financial instruments* were classified as follows:

Call Options Written	$—	$—	$(4,652,014)	$—	$(4,652,014)
Put Options Written	—	—	(974,851)	—	(974,851)
Total Other Financial Instruments	$—	$—	$(5,626,865)	$—	$(5,626,865)

Managed Income Fund

	Uncategorized	Level 1	Level 2	Level 3	Total
Open End Funds	$—	$432,686,447	$—	$—	$432,686,447
Exchange Traded Funds	—	295,694,651	—	—	295,694,651
Investments Purchased with Proceeds from Securities Lending	155,254,687	—	—	—	155,254,687
Total Investments	$155,254,687	$728,381,098	$—	$—	$883,635,785

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments or Consolidated Schedule of Investments, such as futures, swap contracts and written options. Futures contracts are presented at the unrealized appreciation (depreciation) on the instruments.

Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for industry classifications.

38

KENSINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
4. DERIVATIVES TRANSACTIONS
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Funds may use are options, futures contracts and options on futures contracts and other derivative securities. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund investing in a derivative instrument could lose more than the principal amount invested.
FASB Accounting Standards Codification 815, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about each Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on each Fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds’ derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.
For the period ended June 30, 2026, the Funds’ average quarterly notional values are as follows:

Fund	Long Futures Contracts	Short Futures Contracts	Purchased Option Contracts	Written Option Contracts
Active Advantage Fund	$7,301,817	$—	$—	$—
Defender Fund	—	—	82,061,409	(63,811,173)
Dynamic Allocation Fund	116,653,774	69,285,623	—	—
Hedged Premium Income ETF	—	—	649,496,935	(595,835,570)

The locations on the Statements of Assets and Liabilities of the Funds’ derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, are as follows:
Values of Derivative Instruments as of June 30, 2026. On the Consolidated Statements of Assets and Liabilities:

Active Advantage Fund	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts – Futures	Net Assets – unrealized appreciation on futures contracts**	$—	Net Assets – unrealized depreciation on futures contracts**	$(100,269)
Total		$—		$(100,269)

**	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Futures Contracts.

Defender Fund	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts – Purchased Options	Investments, at fair value	$517,000	Investments, at fair value	$—
Equity Contracts – Written Options	Written option contracts, at fair value	—	Written option contracts, at fair value	(409,150)
Total		$517,000		$(409,150)

39

KENSINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)

Hedged Premium Income ETF	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts – Purchased Options	Investments, at fair value	$5,332,278	Investments, at fair value	$—
Equity Contracts – Written Options	Written option contracts, at fair value	—	Written option contracts, at fair value	(5,626,865)
Total		$5,332,278		$(5,626,865)

The effect of Derivative Instruments on the Statements of Operations or Consolidated Statements of Operations for the period ended June 30, 2026:
Amount of Realized Gain (Loss) on Derivatives

	Active Advantage Fund	Defender Fund		Dynamic Allocation Fund	Hedged Premium Income ETF
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Purchased Options	Written Options	Futures	Purchased Options	Written Options
Equity Contracts	$2,678,383	$(2,674,112)	$3,470,767	$122,796,503	$7,483,390	$(28,427,129)
Total	$2,678,383	$(2,674,112)	$3,470,767	$122,796,503	$7,483,390	$(28,427,129)

Change in Unrealized Appreciation or (Depreciation) on Derivatives

	Active Advantage Fund	Defender Fund		Dynamic Allocation Fund	Hedged Premium Income ETF
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Purchased Options	Written Options	Futures	Purchased Options*	Written Options
Equity Contracts	$(121,936)	$(105,943)	$497,562	$(281,887)	$(1,136,262)	$1,726,240
Total	$(121,936)	$(105,943)	$497,562	$(281,887)	$(1,136,262)	$1,726,240

*	Included in net change in unrealized appreciation on unaffiliated investments as reported on the Statements of Operations.
The Funds do not have the right to offset financial assets and liabilities related to futures and options contracts on the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

40

KENSINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
5. Investment Advisory Fee and Other Transactions with Affiliates
The Trust has an agreement with Kensington Asset Management LLC (the “Adviser”) to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser a monthly management fee based on each Fund’s average daily net assets at the following annual rates:

Fund
Active Advantage Fund	1.25%
Credit Opportunities ETF	0.85%
Defender Fund	1.25%
Dynamic Allocation Fund	1.25% on assets up to $2.5 billion
1.225% on assets between $2.5 billion and $5 billion
1.20% on assets greater than $5 billion
Hedged Premium Income ETF	0.95%
Managed Income Fund	1.25% on assets up to $1.0 billion
1.225% on assets between $1.0 billion and $2 billion
1.20% on assets greater than $2 billion

The Adviser has engaged Liquid Strategies, LLC as the Sub-Adviser (the “Sub-Adviser”) to the Defender Fund and Hedged Premium Income ETF. Subject to the supervision of the Adviser, the Sub-Adviser is primarily responsible for the day-to-day management of that Defender Fund’s and Hedged Premium Income ETF’s portfolio, including purchase, retention and sale of securities. Fees associated with these services are paid to the Sub-Adviser by the Adviser.
The Funds’ Adviser has contractually agreed to reimburse each Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions, extraordinary expenses, and distribution (12b-1) fees and expenses) for each Fund do not exceed 1.35% of the average daily net assets of the Active Advantage Fund and Managed Income Fund, 1.38% of the average daily net assets of the Dynamic Allocation Fund and 1.49% of the average daily net assets of the Defender Fund. Expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the expense reimbursement occurred and at the time of recoupment. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Funds’ prospectus. During the period ended June 30, 2026, the Dynamic Allocation Fund recouped $227 of previously waived expenses. Reimbursed expenses subject to potential recovery by month of expiration are as follows:

Active Advantage Fund
July 2026 – December 2026	$89,675
January 2027 – December 2027	$175,849
January 2028 – December 2028	$187,482
January 2029 – June 2029	$71,112

Defender Fund
July 2026 – December 2026	$42,217
January 2027 – December 2027	$65,622
January 2028 – December 2028	$68,190
January 2029 – June 2029	$5,754

Managed Income Fund
July 2026 – December 2026	$124,302
January 2027 – December 2027	$192,017
January 2028 – December 2028	$99,736
January 2029 – June 2029	$16,834

41

KENSINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
Under the investment advisory agreement for the Credit Opportunities ETF and Hedged Premium Income ETF, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, acquired fund fees and expenses, any fees and expenses related to the provision of securities lending services, extraordinary expenses, and distribution fees and expenses paid by the Trust.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent and fund accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust including the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based on the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the period ended June 30, 2026, are disclosed in the Statements of Operations.
6. DISTRIBUTION COSTS AND ADMINISTRATIVE SERVICING FEES
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the A Class and the C Class. The Plan permits each Fund to pay for distribution and related expenses at an annual rate of 0.25% of the A Class and 1.00% of the C Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the period ended June 30, 2026, expenses incurred by the A Class and C Class pursuant to the Plan were as follows:

Fund	A Class	C Class
Dynamic Allocation Fund	$35,939	$52,499
Managed Income Fund	17,474	20,166

The Defender Fund has adopted an Administrative Service Plan for Class R that permits the Fund to pay for administrative servicing costs to intermediaries for sub-administration, sub-transfer agency and other shareholder and administrative services associated with shareholders whose shares of record are held in omnibus accounts, other groups of accounts, accounts traded through registered securities clearing agents, or self-directed brokerage account platforms.
7. Investment Transactions
The aggregate purchases and sales, excluding U.S. government securities and short-term investments, by the Funds for the period ended June 30, 2026, were as follows:

Fund	Purchases	Sales
Active Advantage Fund	$32,227,873	$24,661,985
Credit Opportunities ETF	123,820,429	101,973,367
Defender Fund	87,651,632	115,051,155
Dynamic Allocation Fund	1,068,273,836	1,344,614,164
Hedged Premium Income ETF	158,232,534	53,585,665
Managed Income Fund	63,613,411	46,660,872

42

KENSINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
During the period ended June 30, 2026, in-kind transactions associated with creation and redemptions were as follows:

	Purchases	Sales
Credit Opportunities ETF	$15,885,762	$9,789,704
Hedged Premium Income ETF	138,790,812	4,607,162

8. Federal Tax Information
As of December 31, 2025, the Funds’ most recent fiscal year end, the cost basis of investments for federal income tax purposes and the components of accumulated losses on a tax basis were as follows:

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Appreciation (Depreciation)	Federal Income Tax Cost
Active Advantage Fund	$3,175,943	$(229,051)	$2,946,892	$74,405,864
Credit Opportunities ETF	78,468	(113,550)	(35,082)	78,135,633
Defender Fund	4,565,134	(438,841)	4,126,293	75,204,305
Dynamic Allocation Fund	153,804,676	(729,381)	153,075,295	1,047,045,472
Hedged Premium Income ETF	24,617,270	(232,590)	24,384,680	243,057,462
Managed Income Fund	19,450,843	(7,651,422)	11,799,421	730,038,141

The temporary differences to the tax-basis were due to Wash Sales, §1256 MTM.
At December 31, 2025, the Funds’ most recent fiscal year end, components of distributable earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
Active Advantage Fund	$—	$ —	$(473,454)	$2,946,892	$2,473,438
Credit Opportunities ETF	—	—	—	(35,082)	(35,082)
Defender Fund	2,854,702	—	(261,145)	4,126,293	6,719,850
Dynamic Allocation Fund	741,774	—	(8,155,099)	153,075,295	145,661,970
Hedged Premium Income ETF	—	—	(9,160,514)	24,384,680	15,224,166
Managed Income Fund	616,275	—	(105,797,407)	11,799,421	(93,381,711)

As of December 31, 2025, the Funds’ most recent fiscal year end, Active Advantage, Hedged Premium Income ETF and Managed Income Fund had the following capital loss carryovers:

Fund	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover	Total Capital Loss Carryover
Active Advantage Fund	$391,809	$81,645	$473,454
Hedged Premium Income ETF	3,633,742	5,526,772	9,160,514
Managed Income Fund	105,797,407	—	105,797,407

Active Advantage Fund utilized $523,752 of capital loss carryover from the prior year. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended December 31, 2025, the Defender Fund and Dynamic Allocation Fund plan to defer $261,145 and $8,155,099 in qualified late year losses, respectively.

43

KENSINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
During the period ended June 30, 2026, the Funds paid the following distributions to shareholders:

Fund	Ordinary Income*	Return on Capital	Long-Term Capital Gains**	Total
Active Advantage Fund	$776,440	$—	$—	$776,440
Credit Opportunities ETF	1,347,071	—	—	1,347,071
Defender Fund	1,838,473	—	—	1,838,473
Dynamic Allocation Fund	8,553,487	—	—	8,553,487
Hedged Premium Income ETF	15,764,444	—	—	15,764,444
Managed Income Fund	16,195,412	—	—	16,195,412

During the year ended December 31, 2025, the Funds paid the following distributions to shareholders:

Fund	Ordinary Income*	Return on Capital	Long-Term Capital Gains**	Total
Active Advantage Fund	$1,168,771	$3,700	$—	$1,172,471
Credit Opportunities ETF	216,183	255	—	216,438
Defender Fund	3,664,922	—	202,002	3,866,924
Dynamic Allocation Fund	78,020,774	—	36,772,961	114,793,735
Hedged Premium Income ETF	664,091	13,947,667	—	14,611,758
Managed Income Fund	41,324,174	—	—	41,324,174

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**	The Funds designate as long-term capital gain distributions, pursuant to Internal Revenue Code Section 852(b)(3)(c).
9. Securities Lending
Following the terms of a securities lending agreement with the Fund’s Custodian, the Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily. Loans shall be marked to market daily and the margin restored in the event the collateralization is below 100% of the value of the securities loaned. During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution. Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund. As of June 30, 2026, the Active Advantage Fund had securities on loan with a value of $11,204,722 and collateral value of $11,455,713. The Dynamic Allocation Fund had securities on loan with a value of $55,438,221 and collateral value of $57,074,775. The Managed Income Fund had securities on loan with a value of $151,452,135 and collateral value of $155,254,687. The Credit Opportunities ETF had securities on loan with a value of $31,509,931 and collateral value of $32,254,441.
The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. The remaining contractual maturity of all securities lending transactions is overnight and continuous. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Funds, in the event of

44

KENSINGTON FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. The net income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations. Securities lending income, as disclosed in the Fund’s Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Custodian as lending agent.
10. Line of Credit
The Funds have each established an unsecured line of credit (“LOC”) in the amount of $100,000,000, 20% of a Fund’s gross market value (10% for the Active Advantage Fund), or 33.33% of the fair value of the Fund’s investments, whichever is less. The LOC matures, unless renewed, on July 17, 2026. The LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants, in connection with shareholder redemptions and other short-term liquidity needs of the Funds. The LOC is with the Custodian. Interest is charged at the prime rate which was 6.75% as of June 30, 2026. The interest rate during the year was 6.75%. The Funds have authorized the Custodian to charge any of the accounts of the Funds for any missed payments. For the period ended June 30, 2026, the Funds’ LOC activity was as follows:

Fund	LOC Agent	Average Borrowings	Amount Outstanding as of June 30, 2026	Weighted- Average Interest Rate	Interest Expense	Maximum Borrowing	Date of Maximum Borrowing
Active Advantage Fund	U.S. Bank N.A.	$3,663	$ —	6.75%	$124	$221,000	4/26/2026
Credit Opportunities ETF	U.S. Bank N.A.	88,398	—	6.75%	3,000	16,000,000	3/16/2026
Defender Fund	U.S. Bank N.A.	39,663	—	6.75%	1,346	2,819,000	2/9/2026
Dynamic Allocation Fund	U.S. Bank N.A.	—	—	—	—	—	—
Hedged Premium Income ETF	U.S. Bank N.A.	66,669	—	6.75%	2,346	2,167,000	3/16/2026
Managed Income Fund	U.S. Bank N.A.	323,094	—	6.75%	11,680	17,376,000	1/13/2026

11. Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2026, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held	Type of Ownership
Active Advantage Fund	Charles Schwab & Co., Inc.	33.70%	Record
	LPL Financial Holdings, Inc.	33.18%	Record
Defender Fund	National Financial Services, LLC	52.01%	Record
Dynamic Allocation Fund	Charles Schwab & Co., Inc.	35.51%	Record
	LPL Financial Holdings, Inc.	35.13%	Record
Managed Income Fund	National Financial Services, LLC	43.83%	Record

45

Kensington Funds
Additional Information (Unaudited)
Availability of Fund Portfolio Information
The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Funds’ Part F of Form N-PORT may also be obtained by calling toll-free 1-855-375-3060.
Availability of Proxy Voting Information
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-375-3060. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-855-375-3060, or (2) on the SEC’s website at www.sec.gov.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
For all Funds except the Hedged Premium Income ETF and Credit Opportunities ETF, see the Statement of Operations. For the Hedged Premium Income ETF and Credit Opportunities ETF, all fund expenses, including Trustee compensation, is paid by the Adviser pursuant to the Investment Advisory Agreement.
Statement Regarding Basis for Approval of Investment Advisory Contract.
At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 17-18, 2026, the Trust’s Board of Trustees (“Board”), including all of the trustees (“Trustees”) who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of: (1) the Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust and Kensington Asset Management, LLC (“KAM” or the “Adviser”) regarding the Kensington Managed Income Fund, Kensington Dynamic Allocation Fund (formerly, the Kensington Dynamic Growth Fund), Kensington Active Advantage Fund, Kensington Defender Fund, and Kensington Hedged Premium Income ETF (each a “Fund” or collectively, the “Funds”), and (2) and an Investment Sub-Advisory Agreement between KAM and Liquid Strategies, LLC (“LS” or “Sub-Adviser”) regarding each of the Kensington Defender Fund and the Kensington Hedged Premium Income ETF (collectively, the “Sub-Advisory Agreements”), all for another annual term.
Prior to the meeting and at a meeting held on January 6, 2026, the Trustees received and considered information from KAM, LS and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement and the Investment Sub-Advisory Agreements (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement and the Investment Sub-Advisory Agreements, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum and advice from such counsel discussing the legal standards for their consideration of the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.
In determining whether to continue the Investment Advisory Agreement and the Investment Sub-Advisory Agreements, the Trustees considered all factors they believed relevant, including the following with respect to each Fund: (1) the nature, extent, and quality of the services provided by KAM and LS, as applicable, with respect to the Funds; (2) the Fund’s historical performance and the performance of other investment accounts managed by KAM and LS, as applicable; (3) the costs of the services provided by KAM and the profits realized by KAM from services rendered to the Funds; (4) comparative fee and expense data for the Funds and other investment companies with similar

46

Kensington Funds
Additional Information (Unaudited)(Continued)
investment objectives; (5) the extent to which economies of scale may be realized as the Funds grow, and whether the advisory fee for each Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to KAM and LS resulting from their relationship with the Funds. In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling. The Board considered this information and made its determinations for each Fund separately and independently of the other Funds.
Based upon the information provided to the Board throughout the course of the year, including a presentation to the Board by representatives of KAM, and the Support Materials, the Board concluded that the overall arrangements between the Trust and KAM set forth in the Investment Advisory Agreement, and between KAM and LS as set forth in the Investment Sub-Advisory Agreements, as it relates to each Fund, as applicable, continue to be fair and reasonable in light of the services that KAM and LS perform, the investment advisory fees that each receives for such services, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreements, as applicable, as it relates to each Fund, are summarized below.
Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that KAM provides under the Investment Advisory Agreement with respect to each Fund, noting that such services and responsibilities, differ from those of the Sub-Adviser, where applicable, and include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies or, where applicable, providing for and supervising the general management and investment of the Fund’s securities portfolio through the use of the Sub-Adviser; (2) as applicable, directly managing any portion of the Fund’s assets that the Adviser determines not to allocate to the Sub-Adviser and, with respect to such portion, determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) determining the portfolio securities to be purchased, sold or otherwise disposed of, and the timing of such transactions, or, where applicable, investing or overseeing the Sub-Adviser’s investment of the Fund’s assets consistent with the Fund’s investment objective and investment policies, and evaluating the sub-adviser’s performance results with respect to the Fund; (4) voting or overseeing the sub-adviser’s voting of proxies, if any, with respect to the Fund’s portfolio securities; (5) maintaining the required books and records for transactions that KAM effects on behalf of the Fund; (6) selecting, or overseeing the Sub-Adviser’s selection of, broker-dealers to execute orders on behalf of the Fund; and (7) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws, and, as applicable, overseeing the Sub-Adviser’s completion of the same. As part of the considerations, the Trustees noted that the Adviser had currently delegated certain of its duties with respect of the assets of the Kensington Defender Fund and Kensington Hedged Premium Income ETF to LS. The Trustees reviewed KAM’s financial statements and concluded that KAM had sufficient resources to support the Funds’ operations, including the portfolio management team’s implementation of each Fund’s principal investment strategies. The Trustees concluded that they were satisfied with the nature, extent and quality of services that KAM provides to each Fund under the Investment Advisory Agreement.
Similar to the review of KAM, the Trustees considered the scope of distinct services that LS provides under the Investment Sub-Advisory Agreements with respect to such portions of the Kensington Defender Fund, and the Kensington Hedged Premium Income ETF (the “Sub-Advised Funds”), that the Adviser allocates to LS’s management, and subject to the Adviser’s oversight, noting that such services include, but are not limited to, the following: (1) investing each Fund’s assets consistent with the Sub-Advised Funds’ respective investment objectives and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting proxies, if any, with respect to the Sub-Advised Funds’ portfolio securities; (4) maintaining the required books and records for transactions LS effected on behalf of the Sub-Advised Funds; (5) selecting broker-dealers to execute orders on behalf of the Sub-Advised Funds; and (6) monitoring and maintaining the Sub-Advised Funds’ compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees reviewed LS’s assets under management, financial statements and capitalization. The Trustees concluded that LS had sufficient resources to support LS’s management of the Sub-Advised Funds. The Trustees noted the investment philosophy of LS’s portfolio managers and their significant portfolio management experience. The Trustees concluded that they were satisfied with the nature, extent and quality of services that LS provides to the Sub-Advised Funds under the Investment Sub-Advisory Agreements.

47

Kensington Funds
Additional Information (Unaudited)(Continued)
Fund Historical Performance and the Overall Performance of KAM and LS. In assessing the quality of the portfolio management delivered by KAM and LS, the Trustees considered the short-term and long-term performance of each Fund on both an absolute basis and in comparison to an appropriate benchmark index, each Fund’s Morningstar category (“Category”) as well as a smaller sub-set of peer funds (“Cohort”), and each Fund’s respective composite of separate accounts that KAM manages utilizing a similar investment strategy, and, as applicable, the composite of separate accounts that LS manages utilizing a similar investment strategy as that of each of the Sub-Advised Funds. When comparing each Fund’s performance against its respective Category and Cohort, the Trustees took into account the fact that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from the funds in the Category and Cohort.
•
Kensington Managed Income Fund. The Trustees noted that the Fund had underperformed both the Category and Cohort averages, as well as its benchmark index, for the three-year and five-year periods ended September 30, 2025, but that the Fund had outperformed its Cohort, but underperformed Category average for the one-year period ended September 30, 2025. The Trustees also noted that, although the Fund underperformed for the year-to-date and one-year periods, the Fund had outperformed an additional broad based benchmark index for the one-year, three-year and five-year periods ended September 30, 2025. The Trustees observed that the Fund’s performance was lower than the performance of a model portfolio account managed by KAM over relevant time periods, although generally consistent when taking into account differences in expenses. The Trustees also considered that the Fund’s performance included performance of a predecessor fund that was reorganized into the Fund.

Kensington Dynamic Allocation Fund. The Trustees noted that the Fund had outperformed both the Category and Cohort averages for the one-year and three-year periods ended September 30, 2025. The Trustees also noted that the Fund had underperformed its benchmark index for all periods presented as of September 30, 2025. The Trustees considered that the Fund had achieved positive total returns for the year to date, one-year and three-year periods presented. The Trustees also observed that the Fund’s performance was lower than the performance of a model portfolio account managed by KAM over relevant time periods, although generally consistent when taking into account differences in expenses. The Trustees noted that the Fund’s performance included performance of a predecessor fund that was reorganized into the Fund.
•
Kensington Active Advantage Fund. The Trustees noted the Fund had underperformed both the Category and Cohort averages, as well as its benchmark index, the three-year period ended September 30, 2025, but had outperformed Category and Cohort average and benchmark index for the one-year period. The Trustees observed that the Fund’s performance was lower than the performance of a model portfolio account managed by KAM over relevant time periods, although generally consistent when taking into account differences in expenses. The Trustees also considered the fact that the Fund had achieved positive total returns for both periods considered. The Board recognized that the Fund’s relatively short operating history made it difficult to make meaningful assessments of performance results, but nonetheless concluded that the Fund had been well-managed, and performance was reasonable.

•
Kensington Defender Fund. The Trustees noted the Fund had underperformed both the Category and Cohort averages, as well as its benchmark index, for the one-year period as of September 30, 2025. The Trustees observed that the Fund’s performance was lower than the performance of a model portfolio account managed by KAM over relevant time periods, although generally consistent when taking into account differences in expenses. The Trustees also considered the fact that the Fund had achieved positive total returns for the period considered. The Board recognized that the Fund’s relatively short operating history made it difficult to make meaningful assessments of performance results, but nonetheless concluded that the Fund had been well-managed, and performance was reasonable.

•
Kensington Hedged Premium Income ETF. The Trustees noted that the Fund had underperformed both the Category and Cohort averages, as well as its benchmark index and an additional broad-based index, for the year-to-date and one-year periods ended September 30, 2025. The Trustees observed that the Fund’s performance was lower than the performance of a model portfolio account managed by KAM over relevant time periods, although generally consistent when taking into account differences in expenses. The Trustees also considered that the Fund’s performance included performance of a predecessor fund that was reorganized into the Fund.

48

Kensington Funds
Additional Information (Unaudited)(Continued)
Cost of Advisory Services and Profitability. The Trustees considered the annual advisory fee that each Fund pays to KAM under the Investment Advisory Agreement, as well as KAM’s profitability from services that it rendered to each Fund during the 12-month period ended September 30, 2025. The Trustees also noted favorably that KAM had agreed to continue the expense limitation agreement under which KAM contractually agreed to reduce its advisory fees and, if necessary, reimburse each Fund for operating expenses, as specified in the Funds’ prospectus. The Trustees then considered that the management fee KAM charges to each Fund were not comparable to each Fund’s model portfolio account as KAM does not currently charge a fee for its model portfolio services. The Trustees considered the reasonableness of KAM’s profits from its service relationship with the Funds, noting that KAM’s service relationship with the Kensington Active Advantage Fund has not been profitable for the 12-month period ended September 30, 2025.
The Trustees also considered the annual sub-advisory fee that KAM pays to LS under the Investment Sub-Advisory Agreements. The Trustees noted the total platform fees charged to separately managed accounts with similar investment strategies to those of the Defender Fund are generally higher than the sub-advisory fee for the Defender Fund, but the portion of the platform fee paid to LS is generally lower than the sub-advisory fee for the Defender Fund. Trustees considered the fact that the scope of services that LS provides to the Defender Fund differs from the services LS provides to these separately managed accounts, and that the strategies LS makes available to the Defender Fund are more extensive than the strategies available on the separately managed account platform. The Trustees noted that because the sub-advisory fees are paid by KAM, the overall advisory fee paid by the Defender Fund is not directly affected by the sub-advisory fees paid to LS. Consequently, the Trustees did not consider the costs of services provided by LS or the profitability of their relationship with the Defender Fund to be material factors for consideration given that LS is not affiliated with KAM and, therefore, the sub-advisory fees were negotiated on an arm’s length basis.
Comparative Fee and Expense Data. The Trustees considered a comparative analysis of contractual expenses borne by the Funds and those of funds in the corresponding Category and Cohort as of September 30, 2025. The Trustees noted:
•	Kensington Managed Income Fund. The Fund’s management fee and total expenses (before and after waivers and expenses) were higher than Category and Cohort averages.
•
Kensington Dynamic Allocation Fund. The Fund’s management fee was higher than the Category and Cohort averages. The Fund’s total expenses were lower than the Category and Cohort averages (before and after waivers and expense reimbursements).

•
Kensington Active Advantage Fund. The Fund’s management fee and total expenses (before waivers and expense reimbursements) were each higher than the Category and Cohort averages, and the Fund’s total expenses after waivers and reimbursements were higher than the Cohort average but lower than the Category average. The Trustees also considered that the Fund’s asset level was well below the average size of the funds comprising the Category and Cohort.

•
Kensington Defender Fund. The Fund’s management fee was higher than Cohort and Category averages, and total expenses before waivers were lower than the Cohort average, but higher than the Category average, and total expenses after waivers were higher than the Category and Cohort averages. The Trustees also considered that the Fund’s asset level was significantly below the average size of the funds comprising the Category and Cohort.

•
Kensington Hedged Premium Income ETF. The Fund’s management fee and total expenses (before and after waivers and expense reimbursements) were higher than the Category and Cohort averages. The Trustees also considered that the Fund’s asset level was significantly below the average size of the funds comprising the Category and Cohort.

While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that KAM’s advisory fee with respect to each Fund, and the portion of such fee that it allocates to LS, as applicable, continues to be reasonable.
Economies of Scale. The Trustees considered whether the Funds would benefit from any economies of scale, noting that the investment advisory fee for the Kensington Managed Income Fund and Kensington Dynamic Allocation Fund each contains breakpoints while the investment advisory fee for the Kensington Active Advantage Fund, Kensington Defender Fund, and Kensington Hedged Premium Income ETF do not contain breakpoints. The Trustees

49

Kensington Funds
Additional Information (Unaudited)(Continued)
took into account the fact that KAM had agreed to consider breakpoints in the future for the Kensington Active Advantage Fund, Kensington Defender Fund and Kensington Hedged Premium Income ETF. The Trustees agreed to revisit the issue in the future as circumstances change and asset levels increase.
Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by the Adviser and its affiliates from the Adviser’s relationship with the Funds. The Trustees considered that neither KAM nor LS utilizes soft dollars with respect to portfolio transactions of the Funds and neither uses affiliated brokers to execute the portfolio transactions of the Funds. While the Trustees noted that the Funds utilize Rule 12b-1 fees to pay for shareholder and distribution services related to Class A and Class C shareholders of the Funds, the Trustees also observed that KAM was incurring its own distribution expenses on behalf of the Funds. The Trustees considered that KAM may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that KAM and LS do not receive any additional material benefits from its relationship with the Funds.

50

INVESTMENT ADVISER
Kensington Asset Management LLC
901 S. Mopac Expressway, Suite 225
Austin, TX 78746
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
875 East Wisconsin Avenue, Suite 210
Milwaukee, WI 53202
TRANSFER AGENT, FUND ACCOUNTANT AND FUND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
FUND COUNSEL
Morgan, Lewis, & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-855-375-3060

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) “Not applicable for semi-annual reports”

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	September 3, 2026

By (Signature and Title)*	/s/ Aaron Johanson
Aaron Johanson, Principal Financial Officer

Date	September 3, 2026

* Print the name and title of each signing officer under his or her signature.